INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortization for intangible assets
2015	10,570
2016	10,076
2017	9,723
2018	8,619
2019	8,099
Thereafter	28,850
Finite Lived Intangible Assets Amortization Expenses, Total	75,937
Amortization for unfavorable lease
2015	(289)
2016	(209)
2017	(130)
2018	(130)
2019	(130)
Thereafter	(432)
Unfavorable lease Amortization Income, Total	(1,320)	(1,617)
Net amortization
2015	10,281
2016	9,867
2017	9,593
2018	8,489
2019	7,969
Thereafter	28,418
Net, Total	74,617